Ordinary Share	12 Months Ended
Mar. 31, 2026
Ordinary Share [Abstract]
Ordinary Share
17.	Ordinary Share

As of March 31, 2025, the Company had 2,798,074 Class A ordinary shares and 81,486 Class B ordinary shares and Nil Class C ordinary shares issued and outstanding, respectively. As of March 31, 2026, the Company had 4,298,128 Class A ordinary shares, 81,486 Class B ordinary shares and 500,000 Class C ordinary shares issued and outstanding, respectively.

The Class A Ordinary Shares, Class B Ordinary Shares and Class C Ordinary Shares have the same rights, preferences, privileges and restrictions, except for voting rights, conversion rights and dividend rights as described below.

Voting rights. Each Class A Ordinary Share is entitled to one vote, each Class B Ordinary Share is entitled to twenty votes and each Class C Ordinary Share is entitled to one hundred votes on all matters submitted to a vote by the shareholders.

Conversion rights. Class C Ordinary Shares are not convertible into Class A Ordinary Shares or Class B Ordinary Shares under any circumstances.

Dividend rights. Holders of Class C Ordinary Shares are not entitled to receive any dividends, whether in cash, shares or otherwise. No dividend shall be declared or paid in respect of the Class C Ordinary Shares.

Save and except for the special voting rights, conversion rights and dividend rights as set out above, the Class A Ordinary Shares, the Class B Ordinary Shares and the Class C Ordinary Shares rank pari passu with one another and have the same rights, preferences, privileges and restrictions.

Initial public offering

In October 2020, the Company completed its IPO on the New York Stock Exchange of 7,000,000 American Depositary Shares (“ADSs”) (including 1,050,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (each representing 0.75 of one Class A ordinary share), for total ordinary shares offering of 5,250,000 shares at a price of US$10.00 per ADS. The net proceeds raised from the IPO amounted to approximately US$61 million after deducting underwriting discounts and commissions and other offering expenses. The number of the ordinary shares are those prior to the 160-for-1 reverse share split approved by shareholders on June 26, 2025.

Upon the completion of the IPO, all series of redeemable convertible preferred shares of the Company were converted and designated as Class A ordinary shares with a par value of US$0.001 each on a one-for-one basis except for (i)10,340,000 shares of Series A preferred shares were automatic converted into 7,844,137 ordinary shares on a 1: 0.76 basis, (ii) 9,067,384 shares of Series B preferred shares were automatic converted into 8,557,980 ordinary shares on a 1:0.94 basis, (iii) 6,734,459 shares of Series C+ preferred shares were automatic converted into 6,883,520 ordinary shares on a 1:1.02 basis and (iv) 833,125 shares of Series C preferred shares were converted and designated as Class B ordinary shares with a par value of US$0.001 each on a one-for-one basis. 12,204,604 ordinary shares were designated as Class B ordinary share on a one-for-one basis. The remaining ordinary shares were designated as Class A ordinary shares on a one-for-one basis. The number of the ordinary shares are those prior to the 160-for-1 reverse share split approved by shareholders on June 26, 2025.

In February 2021, the Company repurchased 521,924 shares of Class A ordinary shares from one of its shareholders with a consideration amounting to US$4.8 million, the repurchased shares were cancelled thereafter. The number of the ordinary shares are those prior to the 160-for-1 reverse share split approved by shareholders on June 26, 2025.

Public offering

On July 28, 2023, the Company entered into a securities purchase agreement, as amended on August 16, 2023 with VG Master Fund SPC (“VG”), under which, subject to specified terms and conditions, the Company may sell and issue in its discretion, (i) up to $7,000,000 of our American depository shares and (ii) up to $35,000 of our ADSs being issued to VG as commitment shares, from time to time during the period commencing on July 28, 2023 and ending on the earlier of (i) the date on which VG shall have purchased a number of shares pursuant to the Purchase Agreement equal to $7,000,000 or (ii) July 28, 2024.The purchase price for ADS for each purchase will be equal to eighty percent (80%) of the lowest daily closing price of ADSs as reported on NYSE (as adjusted for any reorganization, recapitalization, non-cash dividend, share subdivision, share consolidation or other similar transaction) during the five business days beginning on and including the date that the third-party receives the written Purchase Notice. As of March 31, 2024, the Company has sold a total of 4,500,000 of the Company’s ADS with gross proceeds of US$3.3 million pursuant to the agreement. As of March 31, 2024, the Company has received gross proceeds of US$3.3 million. Accordingly, the Company recorded the discounted portion in other losses totaling RMB5.9 million. The number of the shares are those prior to the 160-for-1 reverse share split approved by shareholders on June 26, 2025.

Private placement

In September 2023, the Company entered into an agreement with certain non-U.S. investors to sell an aggregate of 15,000,000 shares of Class A ordinary shares at a price of $0.233 with a total consideration amounting to US$3.5 million. As of March 31,2024, the Company issued a total of 15,000,000 shares of Class A ordinary shares to the investors and received full consideration from them.

On February, 2025, the Company entered into securities purchase agreements with multiple unrelated third parties to sell an aggregate of 300,000,000 shares of Class A ordinary shares at a price of $1.2 with a total consideration amounting to US$2.4 million. As of March 31, 2025, the Company issued a total of 300,000,000 shares of Class A ordinary shares to the investors and received full consideration from them. The number of aforementioned ordinary shares are those prior to the 160-for-1 reverse share split approved by shareholders on June 26, 2025.

Reverse Split and ADS Termination

In July, 2025, the Company effected a reverse share split of its ordinary shares (the "Reverse Split") and terminated its ADS program (the "ADS Termination"), following shareholder approval on June 26, 2025. In connection with the ADS Termination, each outstanding ADS was automatically cancelled and exchanged for 0.9375 of a Class A ordinary share, with fractional shares rounded up to the nearest whole number. Concurrently, the par value of the ordinary shares was increased from $0.001 to $0.16 per share. Trading of the ADSs was suspended, and the Class A ordinary shares commenced trading on the NYSE American on a post-Reverse Split basis under the same ticker symbol "BQ".

Issuance of Class C Ordinary Shares

In August, 2025, the Company entered into a subscription agreement with certain non-U.S. investors, to sell an aggregate of 500,000 Class C ordinary shares at a price of $0.16 per share with a total consideration amounting to US$0.08 million. As of March 31, 2026, the Company issued the Class C shares to the investors and received full consideration from them.

Registered Direct Offering

In November 2025, the Company entered into securities purchase agreements with multiple unrelated third-party investors to sell an aggregate of 1,500,000 Class A ordinary shares at a price of $2.80 per share, with a total consideration amounting to US$4.2 million. The transactions were structured as the sale of 698,000 shares and pre-funded warrants to purchase 802,000 shares, which were exercised immediately upon issuance. As of March 31, 2026, the Company issued a total of 1,500,000 Class A ordinary shares to the investors and received full consideration from them.